Income Taxes (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liability Provision For Income Tax	$ 18,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	107,392,000
Operating Loss Carryforwards	$ 4,635,000	$ 1,310,000